Consolidated Statements of Financial Position - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Current assets
Cash and cash equivalents	$ 2,770	$ 3,152
Prepaid expenses and other receivables	2,176	574
Investment in marketable equity securities		68
Total current	4,946	3,794
Long-term assets
Long-term portion of other receivables	22	34
Investment in associate	1,735	1,225
Investments in private companies	7,409	7,409
Goodwill	43,324	43,324
In-process research and development	117,388	117,388
Other assets	36
Total assets	174,860	173,174
Current liabilities
Accounts payable and accrued liabilities	1,938	1,268
Warrant liabilities	1,120
Unsecured notes payable	150	300
Advance from related party		1,000
Total current liabilities	3,208	2,568
Non-current liabilities
Unsecured notes payable		3,361
Deferred tax liability	24,050	21,604
Total non-current liablities	24,050	24,965
Total liabilities	27,258	27,533
Shareholders’ Equity
Capital stock	130,649	117,817
Stock option reserve	7,977	58
Accumulated other comprehensive income	958	958
Accumulated deficit	(38,135)	(22,302)
Total equity attributed to owners of the Company	101,449	96,531
Non-controlling interest	46,153	49,110
Total equity	147,602	145,641
Total liabilities and equity	174,860	173,174
Commitments and Contingent Liabilities (Note 20)